Intellectual Property (Details) - Schedule of Fair Value of the Intangible Assets - USD ($)	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of Fair Value of the Intangible Assets [Abstract]
Intangible assets	$ 487,700	$ 487,700		$ 487,700
Less: accumulated amortization	(206,771)	(133,616)
Total intangible assets, net	280,929	354,084	[1]	$ 451,624
Trademarks and Trade Names [Member]
Schedule of Fair Value of the Intangible Assets [Abstract]
Intangible assets	87,700	87,700
Intellectual Property [Member]
Schedule of Fair Value of the Intangible Assets [Abstract]
Intangible assets	363,000	363,000
Customer Base [Member]
Schedule of Fair Value of the Intangible Assets [Abstract]
Intangible assets	$ 37,000	$ 37,000

[1]	Derived from audited information